Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.610%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,023,969.91

Principal:
Principal Collections	$12,178,838.24
Prepayments in Full	$6,614,987.46
Liquidation Proceeds	$243,218.59
Recoveries	$32,440.71
Sub Total	$19,069,485.00
Collections	$20,093,454.91

Purchase Amounts:
Purchase Amounts Related to Principal	$414,390.73
Purchase Amounts Related to Interest	$1,842.44
Sub Total	$416,233.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,509,688.08

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,509,688.08
Servicing Fee	$323,234.62	$323,234.62	$0.00	$0.00	$20,186,453.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,186,453.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,186,453.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,186,453.46
Interest - Class A-3 Notes	$216,670.95	$216,670.95	$0.00	$0.00	$19,969,782.51
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$19,816,488.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,816,488.51
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$19,763,608.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,763,608.76
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$19,723,983.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,723,983.43
Regular Principal Payment	$18,423,931.40	$18,423,931.40	$0.00	$0.00	$1,300,052.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,300,052.03
Residual Released to Depositor	$0.00	$1,300,052.03	$0.00	$0.00	$0.00
Total		$20,509,688.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,423,931.40
Total					$18,423,931.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,423,931.40	$61.41	$216,670.95	$0.72	$18,640,602.35	$62.13
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$18,423,931.40	$17.51	$462,470.03	$0.44	$18,886,401.43	$17.95

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$184,400,809.93	0.6146694	$165,976,878.53	0.5532563
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$342,730,809.93	0.3257495	$324,306,878.53	0.3082384

Pool Information
Weighted Average APR	3.182%	3.178%
Weighted Average Remaining Term	35.42	34.60
Number of Receivables Outstanding	26,433	25,778
Pool Balance	$387,881,541.48	$367,957,132.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$363,969,988.74	$345,349,433.52
Pool Factor	0.3449922	0.3272709

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$22,607,698.92
Targeted Overcollateralization Amount	$43,650,253.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,650,253.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$472,974.02
(Recoveries)		75	$32,440.71
Net Loss for Current Collection Period			$440,533.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.3629%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7397%
Second Prior Collection Period			0.9049%
Prior Collection Period			0.8440%
Current Collection Period			1.3988%
Four Month Average (Current and Prior Three Collection Periods)			0.9719%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,388	$8,048,443.82
(Cumulative Recoveries)			$866,168.66
Cumulative Net Loss for All Collection Periods			$7,182,275.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6388%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,370.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,007.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.75%	353	$6,433,628.91
61-90 Days Delinquent	0.24%	43	$878,509.06
91-120 Days Delinquent	0.07%	13	$273,279.23
Over 120 Days Delinquent	0.08%	17	$298,647.87
Total Delinquent Receivables	2.14%	426	$7,884,065.07

Repossession Inventory:
Repossessed in the Current Collection Period		19	$392,007.42
Total Repossessed Inventory		36	$778,115.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2878%
Prior Collection Period			0.2913%
Current Collection Period			0.2832%
Three Month Average			0.2874%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3942%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer